Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Total current assets	¥ 2,857,456		¥ 1,295,360		$ 415,600
Total assets	3,258,481		1,465,517		473,927
Total current liabilities	1,387,692		877,249		201,831
Total liabilities	1,448,903		887,735		$ 210,734
Revenues	3,645,335		2,048,896	¥ 1,556,476
Net income	340,046	$ 49,457	167,682	23,946
Net cash provided by operating activities	707,605	102,917	238,336	17,266
Net cash used in investing activities	(324,841)	(47,246)	(38,881)	(99,387)
Net cash provided by financing activities	639,170	$ 92,963	20,089	10,024
Variable Interest Entities
Variable Interest Entity [Line Items]
Total current assets	2,202,009		1,178,273
Total non-current assets	191,522		129,588
Total assets	2,393,531		1,307,861
Total current liabilities	1,329,010		809,653
Total non-current liabilities	61,211		10,486
Total liabilities	1,390,221		820,139
Revenues	3,638,560		2,042,640	1,552,340
Net income	643,239		327,101	269,162
Net cash provided by operating activities	712,210		248,642	15,316
Net cash used in investing activities	(72,862)		(19,643)	(81,954)
Net cash provided by financing activities	¥ (13,221)		¥ 20,000	¥ 17,500